CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Revenues	¥ 52,580	$ 7,406	¥ 46,425	¥ 52,513
Operating expenses
General and administrative	14,321	2,017	73,315	58,069
Interest expense	(8,228)	(1,159)	(8,558)	(5,796)
Loss before income taxes	2,311	326	(126,903)	(102,417)
Income tax expense	(14)	(2)	178	425
Net Income (loss)	2,300	328	(127,081)	(102,842)
Other comprehensive loss
Foreign currency translation difference	447	63	(816)	1,371
Total comprehensive loss	(5,818)	(819)	(92,345)	(83,890)
Parent Company
Operating expenses
General and administrative	(5,246)	(739)	(19,302)	(14,852)
Loss from operations	(5,246)	(739)	(19,302)	(14,852)
Equity method loss	(1,004)	(141)	(72,213)	(70,407)
Interest expense	(15)	(2)	(14)	(2)
Loss before income taxes	(6,265)	(882)	(91,529)	(85,261)
Net Income (loss)	(6,265)	(882)	(91,529)	(85,261)
Other comprehensive loss
Foreign currency translation difference	447	63	(816)	1,371
Total comprehensive loss	¥ (5,818)	$ (819)	¥ (92,345)	¥ (83,890)